Basis of Presentation	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

The consolidated balance sheet as of December 31, 2025, has been derived from the audited consolidated financial statements included in the Company’s annual report on Form 20-F filed with the SEC on April 6, 2026 (“Annual Report”), but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The Company has determined that it operates in one reportable segment, the worldwide maritime transportation of liquid energy-related products and the assets of such segment are presented under the caption total assets in the accompanying consolidated balance sheets. No change has been performed on the accounting policies applied to the reportable segment, as those presented in the Company’s Annual Report.

Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2026, except as disclosed below:

New Accounting Pronouncements

The Company, following the Accounting Standard Update (“ASU”) No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, issued in July 2025, adopted the practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets, effective January 1, 2026. There was no material impact for the Company due to the foregoing ASU’s amendments.

In May 2026, the FASB issued ASU 2026-02, “Environmental Credits and Environmental Credit Obligations” (Topic 818). This guidance establishes recognition, measurement, presentation and disclosure requirements for all entities that generate, purchase, or receive environmental credits or have a regulatory compliance obligation that may be settled with environmental credits. This guidance is required to be adopted by the Company in the first quarter of 2028 on a retrospective basis. The Company is currently assessing the impact this standard may have on its consolidated financial statements and related disclosures.